Cash flow hedges and non-hedging derivatives outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	$ 137,301	$ 256,480
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,645,243	2,249,232
Notional Amount of Derivatives	1,782,544	2,505,712
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	61,887	72,993
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	66,700	76,344
Cash Flow Hedging [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6	1,774
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1,179	839
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	61,881	71,219
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	65,521	75,505
Forward Contracts [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Cash Flow Hedge Instruments	137,301	256,480
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	114,809	278,052
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	6	1,774
Forward Contracts [Member] | Cash Flow Hedging [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1,179	839
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Trading account securities
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1	483
Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	236	1,736
Interest Rate Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,351,386	1,641,180
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	51,078	62,175
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	56,963	66,685
Interest Rate Floor [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	22,664	22,973
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	233	240
Interest Rate Floor [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	233	240
Interest Rate Cap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	0	156,303
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Foreign Exchange Forward [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	1,006	819
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	20	7
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member] | Other liability
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	14	4
Equity Swap [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	73,224	76,984
Equity Swap [Member] | Not Designated as Hedging Instrument [Member] | Other asset
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	10,549	8,314
Embedded Derivative Financial Instruments [Member]
Notional Amount of Derivatives, Total [Abstract]
Notional Amount of Other Derivatives Not Designated as Hedging Instruments	82,154	72,921
Embedded Derivative Financial Instruments [Member] | Not Designated as Hedging Instrument [Member] | Interest-bearing Deposits [Member]
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net [Abstract]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 8,075	$ 6,840